FINANCIAL INSTRUMENTS (Details)													6 Months Ended
	Jun. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jun. 30, 2012 Carrying Value [Member] USD ($)	Dec. 31, 2011 Carrying Value [Member] USD ($)	Jun. 30, 2012 Fair Value [Member] USD ($)	Dec. 31, 2011 Fair Value [Member] USD ($)	Jun. 30, 2012 8.5% Senior Notes due 2013 [Member]	Jun. 30, 2012 3.75% Senior Unsecured Convertible Bonds Due 2016 [Member]	Jun. 30, 2012 Interest Rate Swap [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap [Member] Designated as Hedging Instrument [Member] USD ($)	Jun. 30, 2012 Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member] USD ($)	Jun. 30, 2012 Interest Rate Swap 1 [Member] Designated as Hedging Instrument [Member] USD ($)	Jun. 30, 2012 Interest Rate Swap 2 [Member] Designated as Hedging Instrument [Member] USD ($)	Jun. 30, 2012 Interest Rate Swap 3 [Member] Designated as Hedging Instrument [Member] USD ($)	Jun. 30, 2012 Interest Rate Swap 4 [Member] Designated as Hedging Instrument [Member] USD ($)	Jun. 30, 2012 Interest Rate Swap 5 [Member] Designated as Hedging Instrument [Member] USD ($)	Jun. 30, 2012 Interest Rate Swap 6 [Member] Designated as Hedging Instrument [Member] USD ($)	Jun. 30, 2012 Interest Rate Swap 7 [Member] Designated as Hedging Instrument [Member] USD ($)	Jun. 30, 2012 Interest Rate Swap 8 [Member] Designated as Hedging Instrument [Member] USD ($)	Jun. 30, 2012 Interest Rate Swap 9 [Member] Designated as Hedging Instrument [Member] USD ($)	Jun. 30, 2012 Interest Rate Swap 10 [Member] Designated as Hedging Instrument [Member] USD ($)		Jun. 30, 2012 Interest Rate Swap 10 [Member] Designated as Hedging Instrument [Member] NOK		Jun. 30, 2012 Currency Swap [Member] Designated as Hedging Instrument [Member] USD ($)	Jun. 30, 2012 Currency Swap [Member] Designated as Hedging Instrument [Member] NOK	Jun. 30, 2012 Cross Currency Interest Rate Swap [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Cross Currency Interest Rate Swap [Member] Designated as Hedging Instrument [Member] USD ($)	Jun. 30, 2012 Cross Currency Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Cross Currency Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member] USD ($)	Jun. 30, 2012 Swaptions [Member] Not Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Swaptions [Member] Not Designated as Hedging Instrument [Member] USD ($)
Interest rate swaps [Abstract]
Notional principal													$ 348,947,000	$ 174,859,000	$ 86,612,000	$ 40,623,000	$ 47,818,000	$ 47,600,000	$ 100,000,000	$ 9,200,000	$ 9,200,000	$ 84,594,000
Notional principal, at maturity													122,632,000	153,804,000	86,612,000	24,794,000	23,394,000	22,114,000	100,000,000	39,100,000	40,633,000			500,000,000
Inception date													Mar. 31, 2010	Apr. 30, 2006	Sep. 30, 2007	Mar. 31, 2008	Apr. 30, 2011	May 31, 2011	Aug. 31, 2011	May 31, 2012	Jun. 30, 2012	Oct. 31, 2010		Oct. 31, 2010		Oct. 31, 2010	Oct. 31, 2010
Maturity date													Mar. 31, 2015	May 31, 2019	Sep. 30, 2012	Aug. 31, 2018	Dec. 31, 2018	Jan. 31, 2019	Aug. 31, 2021	May 31, 2022	Aug. 31, 2022	Apr. 30, 2014		Apr. 30, 2014		Apr. 30, 2014	Apr. 30, 2014
Fixed interest rate (in hundredths)															4.85%							5.32%	[1]	5.32%	[1]
Fixed interest rate range, low end (in hundredths)													1.96%	3.67%		4.05%	2.13%	1.70%	2.50%	1.80%	1.76%
Fixed interest rate range, high end (in hundredths)													2.22%	6.00%		4.15%	2.80%	2.58%	2.93%	1.85%	1.78%
Total notional principal amount subject to interest rate swap agreements	949,500,000	1,070,700,000
Currency swaps [Abstract]
Principal receivable																											500,000,000
Principal payable																										84,600,000
Inception date													Mar. 31, 2010	Apr. 30, 2006	Sep. 30, 2007	Mar. 31, 2008	Apr. 30, 2011	May 31, 2011	Aug. 31, 2011	May 31, 2012	Jun. 30, 2012	Oct. 31, 2010		Oct. 31, 2010		Oct. 31, 2010	Oct. 31, 2010
Maturity date													Mar. 31, 2015	May 31, 2019	Sep. 30, 2012	Aug. 31, 2018	Dec. 31, 2018	Jan. 31, 2019	Aug. 31, 2021	May 31, 2022	Aug. 31, 2022	Apr. 30, 2014		Apr. 30, 2014		Apr. 30, 2014	Apr. 30, 2014
Derivative, Fair value [Abstract]
Liabilities	89,170,000	79,870,000							78,986,000	70,071,000	1,486,000	1,445,000																1,909,000	2,012,000	107,000	97,000	6,682,000	6,245,000
Fair Values, Non-derivatives [Abstract]
Cash and cash equivalents	100,788,000		100,788,000	94,915,000	100,788,000	94,915,000
Available for sale securities	39,664,000		39,644,000	23,324,000	39,644,000	23,324,000
Stated interest rate (in hundredths)							8.50%	3.75%
Floating rate NOK bonds due 2014	73,297,000		73,297,000	74,583,000	68,096,000	63,769,000
USD Senior Notes due 2013	274,209,000		274,209,000	274,209,000	273,181,000	264,269,000
Unsecured convertible bonds	125,000,000		125,000,000	125,000,000	107,011,000	84,876,000
Fair Values, Derivatives [Abstract]
Interest rate swap contracts - long term payables	89,170,000		89,170,000	79,870,000	89,170,000	79,870,000
Non-designated options to extend certain interest rate swaps	$ 6,700,000	$ 6,200,000

[1]	This swap relates to the NOK500 million senior unsecured bonds due 2014, and the 5.32% fixed interest rate paid is exchanged for the Norwegian Interbank Offered Rate ("NIBOR") plus the margin on the bonds. For the remaining swaps the fixed interest rate paid is exchanged for LIBOR, excluding margin on the underlying loans.